Ordinary Shares (Details) - USD ($)			6 Months Ended	12 Months Ended
		Sep. 11, 2024	Jun. 30, 2025	Dec. 31, 2024	Sep. 29, 2023	May 05, 2023	May 04, 2023	Nov. 01, 2022	Oct. 31, 2022
Ordinary Shares [Line Items]
Ordinary shares, shares authorized			5,000,000,000
Ordinary shares, par value per share (in Dollars per share)			$ 0.00001
Cash consideration (in Dollars)			$ 184,618	$ 194,113
Shareholders [Member]
Ordinary Shares [Line Items]
Ordinary shares, issued			653,864,286
Choon How Liew [Member]
Ordinary Shares [Line Items]
Ordinary shares, issued					446,429
Cash consideration (in Dollars)					$ 250,000
Vijai Dharamdas Parwani [Member]
Ordinary Shares [Line Items]
Ordinary shares, issued					357,143
Cash consideration (in Dollars)					$ 200,000
Wong Yee Fune [Member]
Ordinary Shares [Line Items]
Ordinary shares, issued					267,857
Cash consideration (in Dollars)					$ 150,000
External Consultants [Member]
Ordinary Shares [Line Items]
Issued aggregate shares			137,500,000
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized	[1]		1,000,000,000	1,000,000,000
Ordinary shares, par value per share (in Dollars per share)	[1]		$ 0.00001	$ 0.00001
Ordinary shares, issued	[1]		50,000,000	50,000,000
Ordinary shares, outstanding	[1]		50,000,000	50,000,000
Voting rights			sixty
Number of ordinary shares			1
Convertible shares				1
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized	[1]		4,000,000,000	4,000,000,000
Ordinary shares, par value per share (in Dollars per share)	[1]		$ 0.00001	$ 0.00001
Ordinary shares, issued	[1]		603,864,286	466,364,286
Ordinary shares, outstanding	[1]		603,864,286	466,364,286
Voting rights			one
Number of ordinary shares			1
Class B Ordinary Shares [Member] | Soon Tai Lee [Member]
Ordinary Shares [Line Items]
Ordinary shares, issued								45,000,000	45,000,000
Cash consideration (in Dollars)								$ 3,000,000	$ 3,000,000
Class B Ordinary Shares [Member] | Soon Huat Lim [Member]
Ordinary Shares [Line Items]
Ordinary shares, issued						5,000,000	5,000,000	30,000,000	30,000,000
Cash consideration (in Dollars)						$ 1,000,000	$ 1,000,000	$ 2,000,000	$ 2,000,000
Class B Ordinary Shares [Member] | Yat Hong Lo [Member]
Ordinary Shares [Line Items]
Ordinary shares, issued						20,000,000	20,000,000
Cash consideration (in Dollars)						$ 4,000,000	$ 4,000,000
Class B Ordinary Shares [Member] | Broad Fund Management [Member]
Ordinary Shares [Line Items]
Ordinary shares, issued					892,857
Cash consideration (in Dollars)					$ 500,000
Class B Ordinary Shares [Member] | Choon How Liew [Member]
Ordinary Shares [Line Items]
Ordinary shares, issued					446,429
Cash consideration (in Dollars)					$ 250,000
Class B Ordinary Shares [Member] | Vijai Dharamdas Parwani [Member]
Ordinary Shares [Line Items]
Ordinary shares, issued					357,143
Cash consideration (in Dollars)					$ 200,000
Class B Ordinary Shares [Member] | Wong Yee Fune [Member]
Ordinary Shares [Line Items]
Ordinary shares, issued					267,857
Cash consideration (in Dollars)					$ 150,000
IPO [Member] | Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Offering shares		14,400,000
IPO [Member] | American Depositary Shares [Member]
Ordinary Shares [Line Items]
Offering shares		1,800,000
Share price (in Dollars per share)		$ 5
Offering size (in Dollars)		$ 9,000,000
Net proceed (in Dollars)		$ 5,600,000
Common Stock [Member]
Ordinary Shares [Line Items]
Ordinary shares, issued			410,205,000
Common Stock [Member] | Shareholders [Member]
Ordinary Shares [Line Items]
Ordinary shares, issued			516,364,286

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization (Note 1).